TAXATION - Narrative (Details) - USD ($) $ in Millions		1 Months Ended		4 Months Ended	12 Months Ended
	Feb. 23, 2023	Feb. 28, 2023	Dec. 31, 2019	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Nov. 30, 2022
Disclosure of contingent liabilities [line items]
Impact of statutory tax rate change					$ 0	$ 2		$ 0
Deferred taxation					72	7	[1]	7	[1]
Reduction of taxation					(25)	(54)		(96)
Tax receivable from payments made					37	49		14
Ghana Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment					14	14		15
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment					4	7		8
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			$ 23			19		20
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment					42	74		86
Penalties waived					70	48		76
Penalties not provided for					8
Reduction of tax assessment					70	48		76
Provision for settlement										$ 34
Columbian Tax Authority | Taxation Paid
Disclosure of contingent liabilities [line items]
Income taxes paid (refund)		$ 25
Reduction of taxation		$ 6
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment					8	8		8
Provision for settlement					2	2		2
Mali Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment					4	4		1
Tanzania Revenue Authority
Disclosure of contingent liabilities [line items]
Additional tax assessment				$ 28
Tax receivable from payments made					24	25
Tanzania Revenue Authority | Income tax
Disclosure of contingent liabilities [line items]
Tax assessment					318	291		254
Unrecognised tax losses
Disclosure of contingent liabilities [line items]
Deferred taxation					857	834		487
Unrecognised tax losses | South African Tax Authority | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of contingent liabilities [line items]
Derecognition of deferred tax assets	$ 4
Tax losses
Disclosure of contingent liabilities [line items]
Deferred taxation					89	23		$ 22
Tax losses | Ghana Tax Authority
Disclosure of contingent liabilities [line items]
Deferred taxation					$ 132	$ 1,000

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.